Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2016
Entity Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS INC/CT
Entity Central Index Key	dei_EntityCentralIndexKey	0001006415
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2017
Document Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2017
Prospectus Date	rr_ProspectusDate	Mar. 01, 2017
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD CAPITAL APPRECIATION FUND | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITHAX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD CAPITAL APPRECIATION FUND | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCALX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD CAPITAL APPRECIATION FUND | Class B
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHCAX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD CAPITAL APPRECIATION FUND | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCACX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD CAPITAL APPRECIATION FUND | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITHIX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD CAPITAL APPRECIATION FUND | Class R3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITHRX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD CAPITAL APPRECIATION FUND | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITHSX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD CAPITAL APPRECIATION FUND | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITHTX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD CAPITAL APPRECIATION FUND | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITHVX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD CAPITAL APPRECIATION FUND | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCAYX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD CAPITAL APPRECIATION FUND | Class F
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCAFX
Domestic Equity Funds (Prospectus Summary) | HARTFORD CORE EQUITY FUND | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAIAX
Domestic Equity Funds (Prospectus Summary) | HARTFORD CORE EQUITY FUND | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGILX
Domestic Equity Funds (Prospectus Summary) | HARTFORD CORE EQUITY FUND | Class B
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGIBX
Domestic Equity Funds (Prospectus Summary) | HARTFORD CORE EQUITY FUND | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGICX
Domestic Equity Funds (Prospectus Summary) | HARTFORD CORE EQUITY FUND | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGIIX
Domestic Equity Funds (Prospectus Summary) | HARTFORD CORE EQUITY FUND | Class R3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGIRX
Domestic Equity Funds (Prospectus Summary) | HARTFORD CORE EQUITY FUND | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGISX
Domestic Equity Funds (Prospectus Summary) | HARTFORD CORE EQUITY FUND | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGITX
Domestic Equity Funds (Prospectus Summary) | HARTFORD CORE EQUITY FUND | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAITX
Domestic Equity Funds (Prospectus Summary) | HARTFORD CORE EQUITY FUND | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGIYX
Domestic Equity Funds (Prospectus Summary) | HARTFORD CORE EQUITY FUND | Class F
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGIFX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD DIVIDEND AND GROWTH FUND | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHGIX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD DIVIDEND AND GROWTH FUND | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDGLX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD DIVIDEND AND GROWTH FUND | Class B
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITDGX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD DIVIDEND AND GROWTH FUND | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDGCX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD DIVIDEND AND GROWTH FUND | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDGIX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD DIVIDEND AND GROWTH FUND | Class R3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDGRX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD DIVIDEND AND GROWTH FUND | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDGSX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD DIVIDEND AND GROWTH FUND | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDGTX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD DIVIDEND AND GROWTH FUND | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDGVX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD DIVIDEND AND GROWTH FUND | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDGYX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD DIVIDEND AND GROWTH FUND | Class F
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDGFX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD EQUITY INCOME FUND | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HQIAX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD EQUITY INCOME FUND | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HQILX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD EQUITY INCOME FUND | Class B
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HQIBX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD EQUITY INCOME FUND | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HQICX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD EQUITY INCOME FUND | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HQIIX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD EQUITY INCOME FUND | Class R3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HQIRX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD EQUITY INCOME FUND | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HQISX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD EQUITY INCOME FUND | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HQITX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD EQUITY INCOME FUND | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HQIVX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD EQUITY INCOME FUND | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HQIYX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD EQUITY INCOME FUND | Class F
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HQIFX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD HEALTHCARE FUND | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGHAX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD HEALTHCARE FUND | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGHLX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD HEALTHCARE FUND | Class B
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGHBX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD HEALTHCARE FUND | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGHCX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD HEALTHCARE FUND | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGHIX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD HEALTHCARE FUND | Class R3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGHRX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD HEALTHCARE FUND | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGHSX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD HEALTHCARE FUND | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGHTX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD HEALTHCARE FUND | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGHYX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD HEALTHCARE FUND | Class F
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGHFX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD MIDCAP FUND | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFMCX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD MIDCAP FUND | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HMDLX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD MIDCAP FUND | Class B
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAMBX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD MIDCAP FUND | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HMDCX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD MIDCAP FUND | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFMIX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD MIDCAP FUND | Class R3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFMRX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD MIDCAP FUND | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFMSX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD MIDCAP FUND | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFMTX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD MIDCAP FUND | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFMVX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD MIDCAP FUND | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HMDYX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD MIDCAP FUND | Class F
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HMDFX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD MIDCAP VALUE FUND | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HMVAX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD MIDCAP VALUE FUND | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HMVLX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD MIDCAP VALUE FUND | Class B
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HMVBX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD MIDCAP VALUE FUND | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HMVCX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD MIDCAP VALUE FUND | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HMVJX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD MIDCAP VALUE FUND | Class R3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HMVRX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD MIDCAP VALUE FUND | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HMVSX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD MIDCAP VALUE FUND | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HMVTX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD MIDCAP VALUE FUND | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HMVYX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD MIDCAP VALUE FUND | Class F
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HMVFX
Domestic Equity Funds (Prospectus Summary) | HARTFORD SMALL CAP CORE FUND | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSMAX
Domestic Equity Funds (Prospectus Summary) | HARTFORD SMALL CAP CORE FUND | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSMLX
Domestic Equity Funds (Prospectus Summary) | HARTFORD SMALL CAP CORE FUND | Class B
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSMBX
Domestic Equity Funds (Prospectus Summary) | HARTFORD SMALL CAP CORE FUND | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTSCX
Domestic Equity Funds (Prospectus Summary) | HARTFORD SMALL CAP CORE FUND | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSEIX
Domestic Equity Funds (Prospectus Summary) | HARTFORD SMALL CAP CORE FUND | Class R3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSMRX
Domestic Equity Funds (Prospectus Summary) | HARTFORD SMALL CAP CORE FUND | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSMSX
Domestic Equity Funds (Prospectus Summary) | HARTFORD SMALL CAP CORE FUND | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSMTX
Domestic Equity Funds (Prospectus Summary) | HARTFORD SMALL CAP CORE FUND | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSMYX
Domestic Equity Funds (Prospectus Summary) | HARTFORD SMALL CAP CORE FUND | Class F
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSMFX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD SMALL COMPANY FUND | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHSAX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD SMALL COMPANY FUND | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHSLX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD SMALL COMPANY FUND | Class B
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSCBX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD SMALL COMPANY FUND | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSMCX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD SMALL COMPANY FUND | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHSIX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD SMALL COMPANY FUND | Class R3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHSRX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD SMALL COMPANY FUND | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHSSX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD SMALL COMPANY FUND | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHSUX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD SMALL COMPANY FUND | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHSVX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD SMALL COMPANY FUND | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSCYX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD SMALL COMPANY FUND | Class F
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHSFX
International/Global Equity Funds (Prospectus Summary) | Hartford Emerging Markets Equity Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HERAX
International/Global Equity Funds (Prospectus Summary) | Hartford Emerging Markets Equity Fund | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HERLX
International/Global Equity Funds (Prospectus Summary) | Hartford Emerging Markets Equity Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HERCX
International/Global Equity Funds (Prospectus Summary) | Hartford Emerging Markets Equity Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HERIX
International/Global Equity Funds (Prospectus Summary) | Hartford Emerging Markets Equity Fund | Class R3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HERRX
International/Global Equity Funds (Prospectus Summary) | Hartford Emerging Markets Equity Fund | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HERSX
International/Global Equity Funds (Prospectus Summary) | Hartford Emerging Markets Equity Fund | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HERTX
International/Global Equity Funds (Prospectus Summary) | Hartford Emerging Markets Equity Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HERYX
International/Global Equity Funds (Prospectus Summary) | Hartford Emerging Markets Equity Fund | Class F
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HERFX
International/Global Equity Funds (Prospectus Summary) | Hartford Environmental Opportunities Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HEOMX
International/Global Equity Funds (Prospectus Summary) | Hartford Environmental Opportunities Fund | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HEOLX
International/Global Equity Funds (Prospectus Summary) | Hartford Environmental Opportunities Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HEONX
International/Global Equity Funds (Prospectus Summary) | Hartford Environmental Opportunities Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HEOIX
International/Global Equity Funds (Prospectus Summary) | Hartford Environmental Opportunities Fund | Class R3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HEORX
International/Global Equity Funds (Prospectus Summary) | Hartford Environmental Opportunities Fund | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HEOSX
International/Global Equity Funds (Prospectus Summary) | Hartford Environmental Opportunities Fund | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HEOTX
International/Global Equity Funds (Prospectus Summary) | Hartford Environmental Opportunities Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HEOVX
International/Global Equity Funds (Prospectus Summary) | Hartford Environmental Opportunities Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HEOYX
International/Global Equity Funds (Prospectus Summary) | Hartford Environmental Opportunities Fund | Class F
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HEOFX
International/Global Equity Funds (Prospectus Summary) | HARTFORD GLOBAL CAPITAL APPRECIATION FUND | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCTAX
International/Global Equity Funds (Prospectus Summary) | HARTFORD GLOBAL CAPITAL APPRECIATION FUND | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCTLX
International/Global Equity Funds (Prospectus Summary) | HARTFORD GLOBAL CAPITAL APPRECIATION FUND | Class B
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCTBX
International/Global Equity Funds (Prospectus Summary) | HARTFORD GLOBAL CAPITAL APPRECIATION FUND | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFCCX
International/Global Equity Funds (Prospectus Summary) | HARTFORD GLOBAL CAPITAL APPRECIATION FUND | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCTIX
International/Global Equity Funds (Prospectus Summary) | HARTFORD GLOBAL CAPITAL APPRECIATION FUND | Class R3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCTRX
International/Global Equity Funds (Prospectus Summary) | HARTFORD GLOBAL CAPITAL APPRECIATION FUND | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCTSX
International/Global Equity Funds (Prospectus Summary) | HARTFORD GLOBAL CAPITAL APPRECIATION FUND | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCTTX
International/Global Equity Funds (Prospectus Summary) | HARTFORD GLOBAL CAPITAL APPRECIATION FUND | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCTYX
International/Global Equity Funds (Prospectus Summary) | HARTFORD GLOBAL CAPITAL APPRECIATION FUND | Class F
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCTFX
International/Global Equity Funds (Prospectus Summary) | Hartford Global Equity Income Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLEAX
International/Global Equity Funds (Prospectus Summary) | Hartford Global Equity Income Fund | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLELX
International/Global Equity Funds (Prospectus Summary) | Hartford Global Equity Income Fund | Class B
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLEBX
International/Global Equity Funds (Prospectus Summary) | Hartford Global Equity Income Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLECX
International/Global Equity Funds (Prospectus Summary) | Hartford Global Equity Income Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLEJX
International/Global Equity Funds (Prospectus Summary) | Hartford Global Equity Income Fund | Class R3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLERX
International/Global Equity Funds (Prospectus Summary) | Hartford Global Equity Income Fund | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLESX
International/Global Equity Funds (Prospectus Summary) | Hartford Global Equity Income Fund | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLETX
International/Global Equity Funds (Prospectus Summary) | Hartford Global Equity Income Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLEYX
International/Global Equity Funds (Prospectus Summary) | Hartford Global Equity Income Fund | Class F
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLEFX
International/Global Equity Funds (Prospectus Summary) | Hartford International Equity Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDVAX
International/Global Equity Funds (Prospectus Summary) | Hartford International Equity Fund | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDVLX
International/Global Equity Funds (Prospectus Summary) | Hartford International Equity Fund | Class B
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDVBX
International/Global Equity Funds (Prospectus Summary) | Hartford International Equity Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDVCX
International/Global Equity Funds (Prospectus Summary) | Hartford International Equity Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDVIX
International/Global Equity Funds (Prospectus Summary) | Hartford International Equity Fund | Class R3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDVRX
International/Global Equity Funds (Prospectus Summary) | Hartford International Equity Fund | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDVSX
International/Global Equity Funds (Prospectus Summary) | Hartford International Equity Fund | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDVTX
International/Global Equity Funds (Prospectus Summary) | Hartford International Equity Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDVYX
International/Global Equity Funds (Prospectus Summary) | Hartford International Equity Fund | Class F
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDVFX
International/Global Equity Funds (Prospectus Summary) | THE HARTFORD INTERNATIONAL GROWTH FUND | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNCAX
International/Global Equity Funds (Prospectus Summary) | THE HARTFORD INTERNATIONAL GROWTH FUND | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNCLX
International/Global Equity Funds (Prospectus Summary) | THE HARTFORD INTERNATIONAL GROWTH FUND | Class B
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNCBX
International/Global Equity Funds (Prospectus Summary) | THE HARTFORD INTERNATIONAL GROWTH FUND | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNCCX
International/Global Equity Funds (Prospectus Summary) | THE HARTFORD INTERNATIONAL GROWTH FUND | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNCJX
International/Global Equity Funds (Prospectus Summary) | THE HARTFORD INTERNATIONAL GROWTH FUND | Class R3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNCRX
International/Global Equity Funds (Prospectus Summary) | THE HARTFORD INTERNATIONAL GROWTH FUND | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNCSX
International/Global Equity Funds (Prospectus Summary) | THE HARTFORD INTERNATIONAL GROWTH FUND | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNCTX
International/Global Equity Funds (Prospectus Summary) | THE HARTFORD INTERNATIONAL GROWTH FUND | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNCYX
International/Global Equity Funds (Prospectus Summary) | THE HARTFORD INTERNATIONAL GROWTH FUND | Class F
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNCFX
International/Global Equity Funds (Prospectus Summary) | THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHOAX
International/Global Equity Funds (Prospectus Summary) | THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHOLX
International/Global Equity Funds (Prospectus Summary) | THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND | Class B
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIOBX
International/Global Equity Funds (Prospectus Summary) | THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIOCX
International/Global Equity Funds (Prospectus Summary) | THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHOIX
International/Global Equity Funds (Prospectus Summary) | THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND | Class R3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHORX
International/Global Equity Funds (Prospectus Summary) | THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHOSX
International/Global Equity Funds (Prospectus Summary) | THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHOTX
International/Global Equity Funds (Prospectus Summary) | THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHOVX
International/Global Equity Funds (Prospectus Summary) | THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAOYX
International/Global Equity Funds (Prospectus Summary) | THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND | Class F
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHOFX
International/Global Equity Funds (Prospectus Summary) | THE HARTFORD INTERNATIONAL SMALL COMPANY FUND | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNSAX
International/Global Equity Funds (Prospectus Summary) | THE HARTFORD INTERNATIONAL SMALL COMPANY FUND | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNSLX
International/Global Equity Funds (Prospectus Summary) | THE HARTFORD INTERNATIONAL SMALL COMPANY FUND | Class B
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNSBX
International/Global Equity Funds (Prospectus Summary) | THE HARTFORD INTERNATIONAL SMALL COMPANY FUND | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNSCX
International/Global Equity Funds (Prospectus Summary) | THE HARTFORD INTERNATIONAL SMALL COMPANY FUND | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNSJX
International/Global Equity Funds (Prospectus Summary) | THE HARTFORD INTERNATIONAL SMALL COMPANY FUND | Class R3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNSRX
International/Global Equity Funds (Prospectus Summary) | THE HARTFORD INTERNATIONAL SMALL COMPANY FUND | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNSSX
International/Global Equity Funds (Prospectus Summary) | THE HARTFORD INTERNATIONAL SMALL COMPANY FUND | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNSTX
International/Global Equity Funds (Prospectus Summary) | THE HARTFORD INTERNATIONAL SMALL COMPANY FUND | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNSYX
International/Global Equity Funds (Prospectus Summary) | THE HARTFORD INTERNATIONAL SMALL COMPANY FUND | Class F
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNSFX
International/Global Equity Funds (Prospectus Summary) | The Hartford International Value Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HILAX
International/Global Equity Funds (Prospectus Summary) | The Hartford International Value Fund | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HILLX
International/Global Equity Funds (Prospectus Summary) | The Hartford International Value Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HILCX
International/Global Equity Funds (Prospectus Summary) | The Hartford International Value Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HILIX
International/Global Equity Funds (Prospectus Summary) | The Hartford International Value Fund | Class R3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HILRX
International/Global Equity Funds (Prospectus Summary) | The Hartford International Value Fund | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HILSX
International/Global Equity Funds (Prospectus Summary) | The Hartford International Value Fund | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HILTX
International/Global Equity Funds (Prospectus Summary) | The Hartford International Value Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HILYX
International/Global Equity Funds (Prospectus Summary) | The Hartford International Value Fund | Class F
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HILDX
Fixed Income Funds (Prospectus Summary) | The Hartford Emerging Markets Local Debt Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLDAX
Fixed Income Funds (Prospectus Summary) | The Hartford Emerging Markets Local Debt Fund | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLDLX
Fixed Income Funds (Prospectus Summary) | The Hartford Emerging Markets Local Debt Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLDCX
Fixed Income Funds (Prospectus Summary) | The Hartford Emerging Markets Local Debt Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLDIX
Fixed Income Funds (Prospectus Summary) | The Hartford Emerging Markets Local Debt Fund | Class R3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLDRX
Fixed Income Funds (Prospectus Summary) | The Hartford Emerging Markets Local Debt Fund | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLDSX
Fixed Income Funds (Prospectus Summary) | The Hartford Emerging Markets Local Debt Fund | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLDTX
Fixed Income Funds (Prospectus Summary) | The Hartford Emerging Markets Local Debt Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLDYX
Fixed Income Funds (Prospectus Summary) | The Hartford Emerging Markets Local Debt Fund | Class F
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLDFX
Fixed Income Funds (Prospectus Summary) | THE HARTFORD FLOATING RATE FUND | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFLAX
Fixed Income Funds (Prospectus Summary) | THE HARTFORD FLOATING RATE FUND | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFLLX
Fixed Income Funds (Prospectus Summary) | THE HARTFORD FLOATING RATE FUND | Class B
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFLBX
Fixed Income Funds (Prospectus Summary) | THE HARTFORD FLOATING RATE FUND | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFLCX
Fixed Income Funds (Prospectus Summary) | THE HARTFORD FLOATING RATE FUND | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFLIX
Fixed Income Funds (Prospectus Summary) | THE HARTFORD FLOATING RATE FUND | Class R3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFLRX
Fixed Income Funds (Prospectus Summary) | THE HARTFORD FLOATING RATE FUND | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFLSX
Fixed Income Funds (Prospectus Summary) | THE HARTFORD FLOATING RATE FUND | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFLTX
Fixed Income Funds (Prospectus Summary) | THE HARTFORD FLOATING RATE FUND | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFLYX
Fixed Income Funds (Prospectus Summary) | THE HARTFORD FLOATING RATE FUND | Class F
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFLFX
Fixed Income Funds (Prospectus Summary) | The Hartford Floating Rate High Income Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFHAX
Fixed Income Funds (Prospectus Summary) | The Hartford Floating Rate High Income Fund | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFHLX
Fixed Income Funds (Prospectus Summary) | The Hartford Floating Rate High Income Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFHCX
Fixed Income Funds (Prospectus Summary) | The Hartford Floating Rate High Income Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFHIX
Fixed Income Funds (Prospectus Summary) | The Hartford Floating Rate High Income Fund | Class R3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFHRX
Fixed Income Funds (Prospectus Summary) | The Hartford Floating Rate High Income Fund | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFHSX
Fixed Income Funds (Prospectus Summary) | The Hartford Floating Rate High Income Fund | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFHTX
Fixed Income Funds (Prospectus Summary) | The Hartford Floating Rate High Income Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFHYX
Fixed Income Funds (Prospectus Summary) | The Hartford Floating Rate High Income Fund | Class F
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFHFX
Fixed Income Funds (Prospectus Summary) | THE HARTFORD HIGH YIELD FUND | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAHAX
Fixed Income Funds (Prospectus Summary) | THE HARTFORD HIGH YIELD FUND | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAHLX
Fixed Income Funds (Prospectus Summary) | THE HARTFORD HIGH YIELD FUND | Class B
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAHBX
Fixed Income Funds (Prospectus Summary) | THE HARTFORD HIGH YIELD FUND | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAHCX
Fixed Income Funds (Prospectus Summary) | THE HARTFORD HIGH YIELD FUND | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAHIX
Fixed Income Funds (Prospectus Summary) | THE HARTFORD HIGH YIELD FUND | Class R3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAHRX
Fixed Income Funds (Prospectus Summary) | THE HARTFORD HIGH YIELD FUND | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAHSX
Fixed Income Funds (Prospectus Summary) | THE HARTFORD HIGH YIELD FUND | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAHTX
Fixed Income Funds (Prospectus Summary) | THE HARTFORD HIGH YIELD FUND | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAHYX
Fixed Income Funds (Prospectus Summary) | THE HARTFORD HIGH YIELD FUND | Class F
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAHFX
Fixed Income Funds (Prospectus Summary) | THE HARTFORD INFLATION PLUS FUND | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIPAX
Fixed Income Funds (Prospectus Summary) | THE HARTFORD INFLATION PLUS FUND | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIPLX
Fixed Income Funds (Prospectus Summary) | THE HARTFORD INFLATION PLUS FUND | Class B
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIPBX
Fixed Income Funds (Prospectus Summary) | THE HARTFORD INFLATION PLUS FUND | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIPCX
Fixed Income Funds (Prospectus Summary) | THE HARTFORD INFLATION PLUS FUND | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIPIX
Fixed Income Funds (Prospectus Summary) | THE HARTFORD INFLATION PLUS FUND | Class R3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIPRX
Fixed Income Funds (Prospectus Summary) | THE HARTFORD INFLATION PLUS FUND | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIPSX
Fixed Income Funds (Prospectus Summary) | THE HARTFORD INFLATION PLUS FUND | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIPTX
Fixed Income Funds (Prospectus Summary) | THE HARTFORD INFLATION PLUS FUND | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIPYX
Fixed Income Funds (Prospectus Summary) | THE HARTFORD INFLATION PLUS FUND | Class F
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIPFX
Fixed Income Funds (Prospectus Summary) | Hartford Municipal Income Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HMKAX
Fixed Income Funds (Prospectus Summary) | Hartford Municipal Income Fund | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HMKLX
Fixed Income Funds (Prospectus Summary) | Hartford Municipal Income Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HMKCX
Fixed Income Funds (Prospectus Summary) | Hartford Municipal Income Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HMKIX
Fixed Income Funds (Prospectus Summary) | Hartford Municipal Income Fund | Class F
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HMKFX
Fixed Income Funds (Prospectus Summary) | THE HARTFORD MUNICIPAL OPPORTUNITIES FUND | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHMAX
Fixed Income Funds (Prospectus Summary) | THE HARTFORD MUNICIPAL OPPORTUNITIES FUND | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHMLX
Fixed Income Funds (Prospectus Summary) | THE HARTFORD MUNICIPAL OPPORTUNITIES FUND | Class B
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHMBX
Fixed Income Funds (Prospectus Summary) | THE HARTFORD MUNICIPAL OPPORTUNITIES FUND | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHMCX
Fixed Income Funds (Prospectus Summary) | THE HARTFORD MUNICIPAL OPPORTUNITIES FUND | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHMIX
Fixed Income Funds (Prospectus Summary) | THE HARTFORD MUNICIPAL OPPORTUNITIES FUND | Class F
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHMFX
Fixed Income Funds (Prospectus Summary) | Hartford Municipal Short Duration Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HMJAX
Fixed Income Funds (Prospectus Summary) | Hartford Municipal Short Duration Fund | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HMJLX
Fixed Income Funds (Prospectus Summary) | Hartford Municipal Short Duration Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HMJCX
Fixed Income Funds (Prospectus Summary) | Hartford Municipal Short Duration Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HMJIX
Fixed Income Funds (Prospectus Summary) | Hartford Municipal Short Duration Fund | Class F
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HMJFX
Fixed Income Funds (Prospectus Summary) | The Hartford Quality Bond Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HQBAX
Fixed Income Funds (Prospectus Summary) | The Hartford Quality Bond Fund | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HQBLX
Fixed Income Funds (Prospectus Summary) | The Hartford Quality Bond Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HQBCX
Fixed Income Funds (Prospectus Summary) | The Hartford Quality Bond Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HQBIX
Fixed Income Funds (Prospectus Summary) | The Hartford Quality Bond Fund | Class R3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HQBRX
Fixed Income Funds (Prospectus Summary) | The Hartford Quality Bond Fund | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HQBSX
Fixed Income Funds (Prospectus Summary) | The Hartford Quality Bond Fund | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HQBTX
Fixed Income Funds (Prospectus Summary) | The Hartford Quality Bond Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HQBYX
Fixed Income Funds (Prospectus Summary) | The Hartford Quality Bond Fund | Class F
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HQBFX
Fixed Income Funds (Prospectus Summary) | THE HARTFORD SHORT DURATION FUND | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSDAX
Fixed Income Funds (Prospectus Summary) | THE HARTFORD SHORT DURATION FUND | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSDLX
Fixed Income Funds (Prospectus Summary) | THE HARTFORD SHORT DURATION FUND | Class B
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSDBX
Fixed Income Funds (Prospectus Summary) | THE HARTFORD SHORT DURATION FUND | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSDCX
Fixed Income Funds (Prospectus Summary) | THE HARTFORD SHORT DURATION FUND | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSDIX
Fixed Income Funds (Prospectus Summary) | THE HARTFORD SHORT DURATION FUND | Class R3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSDRX
Fixed Income Funds (Prospectus Summary) | THE HARTFORD SHORT DURATION FUND | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSDSX
Fixed Income Funds (Prospectus Summary) | THE HARTFORD SHORT DURATION FUND | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSDTX
Fixed Income Funds (Prospectus Summary) | THE HARTFORD SHORT DURATION FUND | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSDYX
Fixed Income Funds (Prospectus Summary) | THE HARTFORD SHORT DURATION FUND | Class F
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSDFX
Fixed Income Funds (Prospectus Summary) | THE HARTFORD STRATEGIC INCOME FUND | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSNAX
Fixed Income Funds (Prospectus Summary) | THE HARTFORD STRATEGIC INCOME FUND | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSNLX
Fixed Income Funds (Prospectus Summary) | THE HARTFORD STRATEGIC INCOME FUND | Class B
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSNBX
Fixed Income Funds (Prospectus Summary) | THE HARTFORD STRATEGIC INCOME FUND | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSNCX
Fixed Income Funds (Prospectus Summary) | THE HARTFORD STRATEGIC INCOME FUND | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSNIX
Fixed Income Funds (Prospectus Summary) | THE HARTFORD STRATEGIC INCOME FUND | Class R3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSNRX
Fixed Income Funds (Prospectus Summary) | THE HARTFORD STRATEGIC INCOME FUND | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSNSX
Fixed Income Funds (Prospectus Summary) | THE HARTFORD STRATEGIC INCOME FUND | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSNTX
Fixed Income Funds (Prospectus Summary) | THE HARTFORD STRATEGIC INCOME FUND | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSNVX
Fixed Income Funds (Prospectus Summary) | THE HARTFORD STRATEGIC INCOME FUND | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSNYX
Fixed Income Funds (Prospectus Summary) | THE HARTFORD STRATEGIC INCOME FUND | Class F
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSNFX
Fixed Income Funds (Prospectus Summary) | THE HARTFORD TOTAL RETURN BOND FUND | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITBAX
Fixed Income Funds (Prospectus Summary) | THE HARTFORD TOTAL RETURN BOND FUND | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITBLX
Fixed Income Funds (Prospectus Summary) | THE HARTFORD TOTAL RETURN BOND FUND | Class B
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITBBX
Fixed Income Funds (Prospectus Summary) | THE HARTFORD TOTAL RETURN BOND FUND | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HABCX
Fixed Income Funds (Prospectus Summary) | THE HARTFORD TOTAL RETURN BOND FUND | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITBIX
Fixed Income Funds (Prospectus Summary) | THE HARTFORD TOTAL RETURN BOND FUND | Class R3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITBRX
Fixed Income Funds (Prospectus Summary) | THE HARTFORD TOTAL RETURN BOND FUND | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITBUX
Fixed Income Funds (Prospectus Summary) | THE HARTFORD TOTAL RETURN BOND FUND | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITBTX
Fixed Income Funds (Prospectus Summary) | THE HARTFORD TOTAL RETURN BOND FUND | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITBVX
Fixed Income Funds (Prospectus Summary) | THE HARTFORD TOTAL RETURN BOND FUND | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HABYX
Fixed Income Funds (Prospectus Summary) | THE HARTFORD TOTAL RETURN BOND FUND | Class F
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITBFX
Fixed Income Funds (Prospectus Summary) | THE HARTFORD UNCONSTRAINED BOND FUND | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTIAX
Fixed Income Funds (Prospectus Summary) | THE HARTFORD UNCONSTRAINED BOND FUND | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTILX
Fixed Income Funds (Prospectus Summary) | THE HARTFORD UNCONSTRAINED BOND FUND | Class B
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTIBX
Fixed Income Funds (Prospectus Summary) | THE HARTFORD UNCONSTRAINED BOND FUND | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTICX
Fixed Income Funds (Prospectus Summary) | THE HARTFORD UNCONSTRAINED BOND FUND | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTIIX
Fixed Income Funds (Prospectus Summary) | THE HARTFORD UNCONSTRAINED BOND FUND | Class R3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTIRX
Fixed Income Funds (Prospectus Summary) | THE HARTFORD UNCONSTRAINED BOND FUND | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTISX
Fixed Income Funds (Prospectus Summary) | THE HARTFORD UNCONSTRAINED BOND FUND | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTITX
Fixed Income Funds (Prospectus Summary) | THE HARTFORD UNCONSTRAINED BOND FUND | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTIYX
Fixed Income Funds (Prospectus Summary) | THE HARTFORD UNCONSTRAINED BOND FUND | Class F
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTIFX
Fixed Income Funds (Prospectus Summary) | The Hartford World Bond Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HWDAX
Fixed Income Funds (Prospectus Summary) | The Hartford World Bond Fund | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HWDLX
Fixed Income Funds (Prospectus Summary) | The Hartford World Bond Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HWDCX
Fixed Income Funds (Prospectus Summary) | The Hartford World Bond Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HWDIX
Fixed Income Funds (Prospectus Summary) | The Hartford World Bond Fund | Class R3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HWDRX
Fixed Income Funds (Prospectus Summary) | The Hartford World Bond Fund | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HWDSX
Fixed Income Funds (Prospectus Summary) | The Hartford World Bond Fund | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HWDTX
Fixed Income Funds (Prospectus Summary) | The Hartford World Bond Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HWDVX
Fixed Income Funds (Prospectus Summary) | The Hartford World Bond Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HWDYX
Fixed Income Funds (Prospectus Summary) | The Hartford World Bond Fund | Class F
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HWDFX
Alternative Funds Prospectus (Prospectus Summary) | The Hartford Global Real Asset Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRLAX
Alternative Funds Prospectus (Prospectus Summary) | The Hartford Global Real Asset Fund | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRLLX
Alternative Funds Prospectus (Prospectus Summary) | The Hartford Global Real Asset Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRLCX
Alternative Funds Prospectus (Prospectus Summary) | The Hartford Global Real Asset Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRLIX
Alternative Funds Prospectus (Prospectus Summary) | The Hartford Global Real Asset Fund | Class R3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRLRX
Alternative Funds Prospectus (Prospectus Summary) | The Hartford Global Real Asset Fund | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRLSX
Alternative Funds Prospectus (Prospectus Summary) | The Hartford Global Real Asset Fund | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRLTX
Alternative Funds Prospectus (Prospectus Summary) | The Hartford Global Real Asset Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRLYX
Alternative Funds Prospectus (Prospectus Summary) | The Hartford Global Real Asset Fund | Class F
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRLFX
Alternative Funds Prospectus (Prospectus Summary) | Hartford Long/Short Global Equity Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLOAX
Alternative Funds Prospectus (Prospectus Summary) | Hartford Long/Short Global Equity Fund | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLOLX
Alternative Funds Prospectus (Prospectus Summary) | Hartford Long/Short Global Equity Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLOCX
Alternative Funds Prospectus (Prospectus Summary) | Hartford Long/Short Global Equity Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLOIX
Alternative Funds Prospectus (Prospectus Summary) | Hartford Long/Short Global Equity Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLOYX
Alternative Funds Prospectus (Prospectus Summary) | Hartford Long/Short Global Equity Fund | Class F
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLOFX
Alternative Funds Prospectus (Prospectus Summary) | Hartford Real Total Return Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HABMX
Alternative Funds Prospectus (Prospectus Summary) | Hartford Real Total Return Fund | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HABTX
Alternative Funds Prospectus (Prospectus Summary) | Hartford Real Total Return Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HABNX
Alternative Funds Prospectus (Prospectus Summary) | Hartford Real Total Return Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HABOX
Alternative Funds Prospectus (Prospectus Summary) | Hartford Real Total Return Fund | Class R3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HABFX
Alternative Funds Prospectus (Prospectus Summary) | Hartford Real Total Return Fund | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HABQX
Alternative Funds Prospectus (Prospectus Summary) | Hartford Real Total Return Fund | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HABRX
Alternative Funds Prospectus (Prospectus Summary) | Hartford Real Total Return Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HABPX
Alternative Funds Prospectus (Prospectus Summary) | Hartford Real Total Return Fund | Class F
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HABAX
Multi-Strategy Funds (Prospectus Summary) | THE HARTFORD BALANCED FUND | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITTAX
Multi-Strategy Funds (Prospectus Summary) | THE HARTFORD BALANCED FUND | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITTLX
Multi-Strategy Funds (Prospectus Summary) | THE HARTFORD BALANCED FUND | Class B
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHABX
Multi-Strategy Funds (Prospectus Summary) | THE HARTFORD BALANCED FUND | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAFCX
Multi-Strategy Funds (Prospectus Summary) | THE HARTFORD BALANCED FUND | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITTIX
Multi-Strategy Funds (Prospectus Summary) | THE HARTFORD BALANCED FUND | Class R3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITTRX
Multi-Strategy Funds (Prospectus Summary) | THE HARTFORD BALANCED FUND | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITTSX
Multi-Strategy Funds (Prospectus Summary) | THE HARTFORD BALANCED FUND | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITTTX
Multi-Strategy Funds (Prospectus Summary) | THE HARTFORD BALANCED FUND | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHAYX
Multi-Strategy Funds (Prospectus Summary) | THE HARTFORD BALANCED FUND | Class F
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITTFX
Multi-Strategy Funds (Prospectus Summary) | THE HARTFORD BALANCED INCOME FUND | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBLAX
Multi-Strategy Funds (Prospectus Summary) | THE HARTFORD BALANCED INCOME FUND | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBLLX
Multi-Strategy Funds (Prospectus Summary) | THE HARTFORD BALANCED INCOME FUND | Class B
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBLBX
Multi-Strategy Funds (Prospectus Summary) | THE HARTFORD BALANCED INCOME FUND | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBLCX
Multi-Strategy Funds (Prospectus Summary) | THE HARTFORD BALANCED INCOME FUND | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBLIX
Multi-Strategy Funds (Prospectus Summary) | THE HARTFORD BALANCED INCOME FUND | Class R3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBLRX
Multi-Strategy Funds (Prospectus Summary) | THE HARTFORD BALANCED INCOME FUND | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBLSX
Multi-Strategy Funds (Prospectus Summary) | THE HARTFORD BALANCED INCOME FUND | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBLTX
Multi-Strategy Funds (Prospectus Summary) | THE HARTFORD BALANCED INCOME FUND | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBLVX
Multi-Strategy Funds (Prospectus Summary) | THE HARTFORD BALANCED INCOME FUND | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBLYX
Multi-Strategy Funds (Prospectus Summary) | THE HARTFORD BALANCED INCOME FUND | Class F
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBLFX
Multi-Strategy Funds (Prospectus Summary) | The Hartford Global All-Asset Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLAAX
Multi-Strategy Funds (Prospectus Summary) | The Hartford Global All-Asset Fund | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLALX
Multi-Strategy Funds (Prospectus Summary) | The Hartford Global All-Asset Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLACX
Multi-Strategy Funds (Prospectus Summary) | The Hartford Global All-Asset Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLAIX
Multi-Strategy Funds (Prospectus Summary) | The Hartford Global All-Asset Fund | Class R3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLARX
Multi-Strategy Funds (Prospectus Summary) | The Hartford Global All-Asset Fund | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLASX
Multi-Strategy Funds (Prospectus Summary) | The Hartford Global All-Asset Fund | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLATX
Multi-Strategy Funds (Prospectus Summary) | The Hartford Global All-Asset Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLAYX
Multi-Strategy Funds (Prospectus Summary) | The Hartford Global All-Asset Fund | Class F
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLAFX
Multi-Strategy Funds (Prospectus Summary) | Hartford Multi-Asset Income Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAFAX
Multi-Strategy Funds (Prospectus Summary) | Hartford Multi-Asset Income Fund | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAFLX
Multi-Strategy Funds (Prospectus Summary) | Hartford Multi-Asset Income Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAICX
Multi-Strategy Funds (Prospectus Summary) | Hartford Multi-Asset Income Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAFIX
Multi-Strategy Funds (Prospectus Summary) | Hartford Multi-Asset Income Fund | Class R3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAFRX
Multi-Strategy Funds (Prospectus Summary) | Hartford Multi-Asset Income Fund | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAFSX
Multi-Strategy Funds (Prospectus Summary) | Hartford Multi-Asset Income Fund | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAFTX
Multi-Strategy Funds (Prospectus Summary) | Hartford Multi-Asset Income Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAFYX
Multi-Strategy Funds (Prospectus Summary) | Hartford Multi-Asset Income Fund | Class F
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAFDX
Multi-Strategy Funds (Prospectus Summary) | THE HARTFORD CHECKS AND BALANCES FUND | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCKAX
Multi-Strategy Funds (Prospectus Summary) | THE HARTFORD CHECKS AND BALANCES FUND | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCKLX
Multi-Strategy Funds (Prospectus Summary) | THE HARTFORD CHECKS AND BALANCES FUND | Class B
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCKBX
Multi-Strategy Funds (Prospectus Summary) | THE HARTFORD CHECKS AND BALANCES FUND | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCKCX
Multi-Strategy Funds (Prospectus Summary) | THE HARTFORD CHECKS AND BALANCES FUND | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCKIX
Multi-Strategy Funds (Prospectus Summary) | THE HARTFORD CHECKS AND BALANCES FUND | Class R3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCKRX
Multi-Strategy Funds (Prospectus Summary) | THE HARTFORD CHECKS AND BALANCES FUND | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCKSX
Multi-Strategy Funds (Prospectus Summary) | THE HARTFORD CHECKS AND BALANCES FUND | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCKTX
Multi-Strategy Funds (Prospectus Summary) | THE HARTFORD CHECKS AND BALANCES FUND | Class F
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCKFX
Multi-Strategy Funds (Prospectus Summary) | THE HARTFORD CONSERVATIVE ALLOCATION FUND | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCVAX
Multi-Strategy Funds (Prospectus Summary) | THE HARTFORD CONSERVATIVE ALLOCATION FUND | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCVLX
Multi-Strategy Funds (Prospectus Summary) | THE HARTFORD CONSERVATIVE ALLOCATION FUND | Class B
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCVBX
Multi-Strategy Funds (Prospectus Summary) | THE HARTFORD CONSERVATIVE ALLOCATION FUND | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCVCX
Multi-Strategy Funds (Prospectus Summary) | THE HARTFORD CONSERVATIVE ALLOCATION FUND | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCVIX
Multi-Strategy Funds (Prospectus Summary) | THE HARTFORD CONSERVATIVE ALLOCATION FUND | Class R3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCVRX
Multi-Strategy Funds (Prospectus Summary) | THE HARTFORD CONSERVATIVE ALLOCATION FUND | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCVSX
Multi-Strategy Funds (Prospectus Summary) | THE HARTFORD CONSERVATIVE ALLOCATION FUND | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCVTX
Multi-Strategy Funds (Prospectus Summary) | THE HARTFORD CONSERVATIVE ALLOCATION FUND | Class F
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCVFX
Multi-Strategy Funds (Prospectus Summary) | HARTFORD MODERATE ALLOCATION FUND | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBAAX
Multi-Strategy Funds (Prospectus Summary) | HARTFORD MODERATE ALLOCATION FUND | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBALX
Multi-Strategy Funds (Prospectus Summary) | HARTFORD MODERATE ALLOCATION FUND | Class B
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBABX
Multi-Strategy Funds (Prospectus Summary) | HARTFORD MODERATE ALLOCATION FUND | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBACX
Multi-Strategy Funds (Prospectus Summary) | HARTFORD MODERATE ALLOCATION FUND | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBAIX
Multi-Strategy Funds (Prospectus Summary) | HARTFORD MODERATE ALLOCATION FUND | Class R3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBARX
Multi-Strategy Funds (Prospectus Summary) | HARTFORD MODERATE ALLOCATION FUND | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBASX
Multi-Strategy Funds (Prospectus Summary) | HARTFORD MODERATE ALLOCATION FUND | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBATX
Multi-Strategy Funds (Prospectus Summary) | HARTFORD MODERATE ALLOCATION FUND | Class F
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBADX
Multi-Strategy Funds (Prospectus Summary) | THE HARTFORD GROWTH ALLOCATION FUND | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRAAX
Multi-Strategy Funds (Prospectus Summary) | THE HARTFORD GROWTH ALLOCATION FUND | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRALX
Multi-Strategy Funds (Prospectus Summary) | THE HARTFORD GROWTH ALLOCATION FUND | Class B
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRABX
Multi-Strategy Funds (Prospectus Summary) | THE HARTFORD GROWTH ALLOCATION FUND | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRACX
Multi-Strategy Funds (Prospectus Summary) | THE HARTFORD GROWTH ALLOCATION FUND | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRAIX
Multi-Strategy Funds (Prospectus Summary) | THE HARTFORD GROWTH ALLOCATION FUND | Class R3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRARX
Multi-Strategy Funds (Prospectus Summary) | THE HARTFORD GROWTH ALLOCATION FUND | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRASX
Multi-Strategy Funds (Prospectus Summary) | THE HARTFORD GROWTH ALLOCATION FUND | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRATX
Multi-Strategy Funds (Prospectus Summary) | THE HARTFORD GROWTH ALLOCATION FUND | Class F
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRAFX